Net Income Per Share - Reconciliation of Numerators and Denominators Used in Computations of Both Basic and Diluted Net Income Per Share (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Earnings Per Share [Line Items]
Anti-dilutive options and RSUs excluded	2,445,327	2,445,327
Restricted Stock Unit [Member]
Earnings Per Share [Line Items]
Anti-dilutive options and RSUs excluded	52	666,999